Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Goodwill
Goodwill, Balance as of January 1	$ 21,415	$ 21,415
Accumulated impairment losses - Data Processing	(5,062)	(4,681)
Impairment losses during the year - Data Processing		381
Goodwill, Balance as of December 31	21,415	21,415
Accumulated impairment losses	(5,062)	(5,062)
Goodwill	$ 16,353	$ 16,353